SUBSEQUENT EVENTS - Share reset issuances (Details) - Share Reset Derivative Liability - agreement		1 Months Ended
	Feb. 24, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Number of conversion agreements	5	5
Number of conversion agreements with related parties		3